Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data		Total	Share capital	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss)/income	Non-controlling interests	Share of equity investee's other comprehensive income	Mark-to-market of listed investments	Foreign exchange translation
BEGINNING BALANCE at Jun. 30, 2009		$ 5,504.0	$ 57.7	$ 4,944.2	$ 561.5	$ (338.9)	$ 279.5	$ (15.2)	$ 66.6	$ (390.3)
BEGINNING BALANCE (in shares) at Jun. 30, 2009			704,749,849
Net income		470.3			391.0		79.3
Share of equity investee's other comprehensive income movements		0.8				0.8		0.8
Dividends declared		(141.2)			(118.1)		(23.1)
Mark-to-market of listed investments		24.9				24.9			24.9
Share-based compensation		53.9		53.9
Realized (gain)/loss on disposal of listed investments		(111.7)				(111.7)			(111.7)
Exercise of employee share options (in shares)			1,153,662
Exercise of employee share options		7.4	0.1	7.3
Impairment of listed investments		8.1				8.1			8.1
Foreign exchange translation		337.5				320.3				320.3
Other comprehensive income	[1]	259.6				242.4	17.2
Purchase of noncontrolling interests		(15.4)					(15.4)
ENDING BALANCE at Jun. 30, 2010		6,138.6	57.8	5,005.4	834.4	(96.5)	337.5	(14.4)	(12.1)	(70.0)
ENDING BALANCE (in shares) at Jun. 30, 2010			705,903,511
Net income		65.9			12.6		53.3
Dividends declared		(96.3)			(67.4)		(28.9)
Mark-to-market of listed investments		28.8				28.8			28.8
Share-based compensation		303.4		303.4
Realized (gain)/loss on disposal of listed investments		0.4				0.4			0.4
Exercise of employee share options (in shares)			751,630
Exercise of employee share options		4.4		4.4
Foreign exchange translation		629.7				629.7				629.7
Shares issued under the South African Equity Empowerment Transactions (in shares)			14,141,746
Shares issued under the South African Equity Empowerment Transactions		1.0	1.0
Other comprehensive income	[1]	658.9				658.9
Receipt of funds from noncontrolling interests		6.4					6.4
ENDING BALANCE at Dec. 31, 2010		7,082.3	58.8	5,313.2	779.6	562.4	368.3	(14.4)	17.1	559.7
ENDING BALANCE (in shares) at Dec. 31, 2010			720,796,887
Net income		953.0			881.5		71.5
Dividends declared		(211.1)			(174.9)		(36.2)
Mark-to-market of listed investments		(26.4)				(26.4)			(26.4)
Share-based compensation		66.4		66.4
Realized (gain)/loss on disposal of listed investments		(12.8)				(12.8)			(12.8)
Exercise of employee share options (in shares)			3,794,629
Exercise of employee share options		6.5	0.3	6.2
Impairment of listed investments		0.5				0.5			0.5
Foreign exchange translation		(970.2)				(946.9)				(946.9)
Treasury shares (in shares)			(856,330)
Treasury shares		(11.3)	(0.1)	(11.2)
Other comprehensive income	[1]	(1,008.9)				(985.7)	(23.2)
Purchase of noncontrolling interests		(1,055.6)			(713.7)		(341.9)
Receipt of funds from noncontrolling interests		31.0					31.0
ENDING BALANCE at Dec. 31, 2011		5,852.3	59.0	5,374.6	772.5	(423.3)	69.5	(14.4)	(21.6)	(387.2)
ENDING BALANCE (in shares) at Dec. 31, 2011		723,735,186	723,735,186
Net income		652.5			654.3		(1.8)
Dividends declared		(372.7)			(364.2)		(8.5)
Mark-to-market of listed investments		18.7				18.7			18.7
Share-based compensation		77.7		77.7
Realized (gain)/loss on disposal of listed investments		(14.7)				(14.7)			(14.7)
Exercise of employee share options (in shares)			5,801,627
Exercise of employee share options		2.0	2.0
Impairment of listed investments		10.5				10.5			10.5
Foreign exchange translation		(205.1)				(244.3)				(244.3)
Other comprehensive income	[1]	(190.6)				(229.7)	39.1
Purchase of noncontrolling interests		(8.2)			(8.3)		0.1
Receipt of funds from noncontrolling interests		27.7					27.7
ENDING BALANCE at Dec. 31, 2012		$ 6,040.7	$ 61.0	$ 5,452.3	$ 1,054.3	$ (653.0)	$ 126.1	$ (14.4)	$ (7.1)	$ (631.5)
ENDING BALANCE (in shares) at Dec. 31, 2012		729,536,813	729,536,813

[1]	Noncontrolling interests' share of other comprehensive income/(loss) relates to foreign exchange translation